Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Estimated Fair Values of Liabilities Measured on Recurring Basis
At September 30, 2013, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at September 30, 2013
Balance at September 30, 2013	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
$ 47,000	—	—	$47,000

At December 31, 2012, the estimated fair values of the liabilities measured on a recurring basis are as follows:

Fair Value Measurements at December 31, 2012
Balance at December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
$24,500	—	—	$24,500

Liabilities Measured at Estimated Fair Value Using Unobservable Inputs
The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the nine months ended September 30, 2013:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant Derivative Liability
Beginning Balance at December 31, 2012	$24,500
Issuances	28,300
Adjustments to estimated fair value	(5,800)

Ending Balance at September 30, 2013	$47,000

The following table presents the activity for liabilities measured at estimated fair value using unobservable inputs for the twelve months ended December 31, 2012:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Warrant Derivative Liability
Beginning Balance at December 31, 2011	$—
Issuances	24,500
Ending Balance at December 31, 2012	$24,500